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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621


March 31, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust IV (the "Trust")
         Colonial High Yield Municipal Fund (the "Fund")
         File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated March 30, 1999 for the Fund does not differ from that contained in Post-Effective Amendment No. 53 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 1999.

Very truly yours,

COLONIAL TRUST IV
on behalf of
Colonial High Yield Municipal Fund


By: Ellen Harrington
      Assistant Secretary


cc:       M. Muller (3)
          M. Telman
          D. Young (2)
          E. Edson
          M. Newman
          Blue Sky
          J. Terrazino (Stein Roe)